SCHEDULE OF PRELIMINARY ALLOCATION OF ESTIMATED PURCHASE CONSIDERATION TO IDENTIFIABLE TANGIBLE AND INTANGIBLE ASSETS ACQUIRED AND LIABILITIES ASSUMED (Details) - USD ($) $ in Thousands		Jun. 30, 2026	May 06, 2026		Dec. 31, 2025
ASSETS
Cash and cash equivalents	[1]		$ 13,386
Accounts receivable	[1]		29,297
Contract assets	[1]		24,290
Due from related parties - current	[1]		3,290
Inventory	[1]		869
Digital assets	[1]		1,530
Restricted digital assets	[1]		568
Prepaid expenses and other current assets	[1]		3,268
Property and equipment	[1]		31,452
Operating lease right-of-use assets	[1]		830
Finance lease right-of-use assets	[1]		3,953
Intangible assets	[1]		180,817
Other non-current assets	[1]		4,560
Total assets	[1]		298,110
LIABILITIES
Accounts payable	[1]		45,095
Accrued expenses and other current liabilities	[1]		7,417
Contract liabilities	[1]		8,254
Short-term debt	[1]		2,481
Due to related parties	[1]		2,877
Current portion of long-term debt	[1]		9,499
Operating lease obligation - current maturities	[1]		207
Finance lease obligation - current maturities	[1]		2,466
Deferred revenue	[1]		2,300
Long-term debt	[1]		20,138
Operating lease obligation	[1]		623
Finance lease obligation	[1]		1,487
Other long-term liabilities	[1]		38,358
Total liabilities	[1]		141,202
Identifiable net assets acquired	[1]		156,908
Goodwill		$ 305,206	303,803	[1]
Purchase consideration	[1]		460,711
CCC Arlton Industries Ltd [Member]
ASSETS
Cash and cash equivalents			12,204
Accounts receivable			21,664
Contract assets			24,290
Due from related parties - current
Inventory
Digital assets
Restricted digital assets
Prepaid expenses and other current assets			591
Property and equipment			31,398
Operating lease right-of-use assets			830
Finance lease right-of-use assets			3,953
Intangible assets			80,927
Other non-current assets
Total assets			175,857
LIABILITIES
Accounts payable			39,408
Accrued expenses and other current liabilities			2,396
Contract liabilities			8,254
Short-term debt
Due to related parties
Current portion of long-term debt			7,708
Operating lease obligation - current maturities			207
Finance lease obligation - current maturities			2,466
Deferred revenue
Long-term debt			20,138
Operating lease obligation			623
Finance lease obligation			1,487
Other long-term liabilities			23,467
Total liabilities			106,154
Identifiable net assets acquired			69,703
Goodwill			168,289
Purchase consideration			237,992
Constellation Network Inc [Member]
ASSETS
Cash and cash equivalents			598
Accounts receivable			130
Contract assets
Due from related parties - current			3,290
Inventory			869
Digital assets			1,530
Restricted digital assets			568
Prepaid expenses and other current assets			22
Property and equipment			35
Operating lease right-of-use assets
Finance lease right-of-use assets
Intangible assets			17,508
Other non-current assets			4,556
Total assets			29,106
LIABILITIES
Accounts payable			658
Accrued expenses and other current liabilities			3,057
Contract liabilities
Short-term debt
Due to related parties
Current portion of long-term debt
Operating lease obligation - current maturities
Finance lease obligation - current maturities
Deferred revenue			629
Long-term debt
Operating lease obligation
Finance lease obligation
Other long-term liabilities
Total liabilities			4,344
Identifiable net assets acquired			24,762
Goodwill			91,602
Purchase consideration			116,364
AI Research Corporation [Member]
ASSETS
Cash and cash equivalents			4
Accounts receivable
Contract assets
Due from related parties - current
Inventory
Digital assets
Restricted digital assets
Prepaid expenses and other current assets			33
Property and equipment
Operating lease right-of-use assets
Finance lease right-of-use assets
Intangible assets			35,753
Other non-current assets
Total assets			35,790
LIABILITIES
Accounts payable
Accrued expenses and other current liabilities			834
Contract liabilities
Short-term debt
Due to related parties			2,594
Current portion of long-term debt
Operating lease obligation - current maturities
Finance lease obligation - current maturities
Deferred revenue
Long-term debt
Operating lease obligation
Finance lease obligation
Other long-term liabilities			6,643
Total liabilities			10,071
Identifiable net assets acquired			25,719
Goodwill			14,199
Purchase consideration			39,918
TC Medi Guide LP [Member]
ASSETS
Cash and cash equivalents			536
Accounts receivable			1,226
Contract assets
Due from related parties - current
Inventory
Digital assets
Restricted digital assets
Prepaid expenses and other current assets			2,622
Property and equipment			19
Operating lease right-of-use assets
Finance lease right-of-use assets
Intangible assets			23,919
Other non-current assets			4
Total assets			28,326
LIABILITIES
Accounts payable			658
Accrued expenses and other current liabilities			958
Contract liabilities
Short-term debt
Due to related parties
Current portion of long-term debt			1,791
Operating lease obligation - current maturities
Finance lease obligation - current maturities
Deferred revenue			1,671
Long-term debt
Operating lease obligation
Finance lease obligation
Other long-term liabilities			3,457
Total liabilities			8,535
Identifiable net assets acquired			19,791
Goodwill			19,141
Purchase consideration			38,932
Vanguard Healthcare Solutions LLC [Member]
ASSETS
Cash and cash equivalents			44
Accounts receivable			6,277
Contract assets
Due from related parties - current
Inventory
Digital assets
Restricted digital assets
Prepaid expenses and other current assets
Property and equipment
Operating lease right-of-use assets
Finance lease right-of-use assets
Intangible assets			22,710
Other non-current assets
Total assets			29,031
LIABILITIES
Accounts payable			4,371
Accrued expenses and other current liabilities			172
Contract liabilities
Short-term debt			2,481
Due to related parties			283
Current portion of long-term debt
Operating lease obligation - current maturities
Finance lease obligation - current maturities
Deferred revenue
Long-term debt
Operating lease obligation
Finance lease obligation
Other long-term liabilities			4,791
Total liabilities			12,098
Identifiable net assets acquired			16,933
Goodwill			10,572
Purchase consideration			$ 27,505

[1]	Excludes acquired assets and liabilities associated with Bond Street, which was acquired in a transaction under common control with AIAI, as discussed above.